Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity
Note 6—Stockholders' Equity
Common Stock
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are not entitled to receive dividends, unless declared by the Board of Directors.
Treasury stock
The retirement of treasury stock was recorded as a reduction of common stock and additional paid-in capital at the time such retirement was approved by our Board of Directors in October 2021.
As of December 31, 2022 and 2021, no treasury stock was included in the consolidated balance sheets.